PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following :

	As of
	March 31,	September 30,
	2026	2025
	$	$
Furniture, fixtures and equipment	346	-
Less: accumulated depreciation	-	-
Property, plant and equipment, net	346	-